Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating leases Expiration, Year	2024
Total rent expense under operating leases		$ 2.7	$ 1.3	$ 0.9